UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-2733

Legg Mason Partners Equity Fund Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

The Quarterly Schedule of Portfolio of Holdings has previously filed and is incorporated herein by reference.

Explanatory Note

The filing of form type N-Q under Accession number 0001104659-07-043882 is incorrect due to the contents of the filing being for Legg Mason Partners Equity Trust but filed under Legg Mason Partners Equity Fund Inc. The N-Q for Legg Mason Partners Equity Trust filed correctly under form type N-Q on May 30, 2007, under Accession number 0001104659-07-043916. All future filings for the Fund’s Schedule of Investments will file under Legg Mason Partners Equity Trust.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto. Previously filed on Form N-CSR on March 12, 2007 under SEC Accession # 0001104659-07-018144.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Fund Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 31, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: May 31, 2007